MANAGEMENT OF RISKS ARISING FROM HOLDING FINANCIAL INSTRUMENTS - Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Principal repayments
Principal repayments of borrowings	$ 12,160	$ 11,390
Principal repayment of borrowings	12,160	11,390
Non-recourse borrowings of managed entities	221,550	202,684
Subsidiary equity obligations	4,145	4,188
Interest expense
Corporate borrowings	6,264	5,991
Non-recourse borrowings	69,587	56,365
Subsidiary equity obligations	1,529	1,170
Insurance contracts that are liabilities	8,882	8,506
Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	16,993	17,773
Less than 1 year
Principal repayments
Principal repayments of borrowings	604
Principal repayment of borrowings		0
Non-recourse borrowings of managed entities	56,854	42,883
Subsidiary equity obligations	932	1,187
Interest expense
Corporate borrowings	520	484
Non-recourse borrowings	13,461	10,597
Subsidiary equity obligations	169	152
Less than 1 year | Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	1,131	1,186
1 to 3 Years
Principal repayments
Principal repayments of borrowings	1,631
Principal repayment of borrowings		1,608
Non-recourse borrowings of managed entities	54,360	58,726
Subsidiary equity obligations	774	746
Interest expense
Corporate borrowings	948	863
Non-recourse borrowings	20,000	16,016
Subsidiary equity obligations	253	273
1 to 3 Years | Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	2,044	1,855
Later than four years and not later than five years [member]
Principal repayments
Principal repayments of borrowings	1,434
Principal repayment of borrowings		1,486
Non-recourse borrowings of managed entities	48,795	44,119
Subsidiary equity obligations	44	553
Interest expense
Corporate borrowings	821	728
Non-recourse borrowings	13,970	11,432
Subsidiary equity obligations	174	182
Later than four years and not later than five years [member] | Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	1,638	1,540
Greater than 5 years
Principal repayments
Principal repayments of borrowings	8,491
Principal repayment of borrowings		8,296
Non-recourse borrowings of managed entities	61,541	56,956
Subsidiary equity obligations	2,395	1,702
Interest expense
Corporate borrowings	3,975	3,916
Non-recourse borrowings	22,156	18,320
Subsidiary equity obligations	933	563
Greater than 5 years | Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	$ 12,180	$ 13,192